Investment In Affiliates - Navios Europe I, Navios Europe II and Navios Containers (Details) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 13, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jun. 08, 2017 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 03, 2018 shares	Nov. 23, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)	Nov. 30, 2014	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Investment in affiliates		$ 66,481				$ 66,481						$ 66,296
Proceeds from long-term debt						70,765	$ 14,300
Debt Instrument Unamortized Discount		3,786				3,786						6,629
Long- term debt		485,063				485,063
Portion of the carrying balance of related party loan		31,840				31,840						$ 27,657
Investment income		1,791	$ 985			3,534	1,947
Investment income / (loss)		$ 168	$ 1,614			$ 185	2,654
Number of units received | shares		10,983,785				10,983,785						11,270,283
Common units outstanding | shares		10,983,785				10,983,785						11,270,283
Navios Europe I
Number of vessels acquired																10
Long- term debt		$ 10,000				$ 10,000
Estimated maximum potential loss						$ 15,705						$ 11,705
Ownership percentage		5.00%				5.00%											5.00%
Voting percentage															0.00%
Navios Europe II
Number of vessels acquired													14
Cash purchase price													$ 145,550
Estimated maximum potential loss						$ 16,097						16,097
Ownership percentage		5.00%				5.00%								5.00%
Voting percentage														0.00%
Navios Holdings
Common units outstanding | shares		2,070,215				2,070,215
Navios Revolving Loans I | Navios Europe I
Portion of the carrying balance of related party loan		$ 15,205				$ 15,205						11,205
Navios Revolvings Loans II | Navios Europe II
Portion of the carrying balance of related party loan		15,397				15,397						15,397
Navios Term Loans I | Navios Europe I
Investment in affiliates		500				500
Navios Term Loans II | Navios Europe II
Investment in affiliates		700				700
Junior Loan II | Navios Europe II
Debt instrument face amount														$ 182,150
Debt instrument fair value														$ 99,147
Senior Loans II | Navios Europe II
Proceeds from long-term debt													131,550
Debt Instrument Unamortized Discount													3,375
Navios Holdings | Navios Europe I
Ownership percentage																	47.50%
Voting percentage															50.00%
Navios Holdings | Navios Europe II
Ownership percentage														47.50%
Voting percentage														50.00%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity																$ 24,100
Increase in available amount of loan facility												30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity														$ 43,500
Increase in available amount of loan facility				$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt		10,000				10,000										$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt													$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage																	47.50%
Voting percentage															50.00%
Navios Acquisitions | Navios Europe II
Ownership percentage														47.50%
Voting percentage														50.00%
Navios Europe I
Investment in affiliates		500				500						500
Navios Europe II
Investment in affiliates		700				700						700
Navios Containers
Investment in affiliates		$ 65,281				$ 65,281						65,096
Common units outstanding | shares		11,592,276				11,592,276
Market value of the investment		$ 22,547				$ 22,547						32,806
Distribution of Navios Containers' shares											$ 4,243
Limited Partners Capital Account Distribution Shares | shares										855,001
Equity Method Investment, Other than Temporary Impairment												$ 560
Percentage of partners' capital										2.50%
Ownership percentage		33.50%				33.50%
Navios Containers | Navios Holdings
Common units outstanding | shares		1,263,276				1,263,276
Private Placement | Navios Containers
Sale Of Stock Number Of Shares Issued In Transaction | shares	5,454,546				10,057,645			10,000,000	9,090,909
Proceeds from Issuance of Private Placement	$ 30,000				$ 50,288			$ 50,000	$ 50,000
Sale of Stock, Price Per Share | $ / shares	$ 5.5				$ 5			$ 5	$ 5.5
Private Placement | Navios Containers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 14,460				$ 30,000			$ 10,000	$ 10,000
Number of units received | shares	2,629,095				6,000,000			2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction					59.70%
Private Placement | Navios Containers | Navios Holdings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 500				$ 5,000
Number of units received | shares	90,909				1,000,000
Warrants | Navios Holdings | Navios Containers | Expected Term
Warrants, Expected term	5 years
Number of warrants received	9,273
Warrants | Navios Containers | Expected Term
Sale of Stock, Percentage of Ownership after Transaction					6.80%			6.80%	6.80%
Warrants, Expected term					5 years			5 years	5 years
Warrants | Navios Containers | Navios Holdings | Expected Term
Sale of Stock, Percentage of Ownership after Transaction					1.70%
Warrants, Expected term					5 years
With caption "Equity in net earnings of affiliated companies" | Navios Containers
Investment income						$ 185	$ 2,654